Pensions - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Number_of_Pension_Plans	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013
Number of pension benefit plans	8
Defined Benefit Plan, Accumulated Benefit Obligation	$ 8,887	$ 7,037
Defined Benefit Plan, Net Periodic Benefit Cost	1,641	1,534	2,008
Estimated net loss for pension benefits				226
Defined Benefit Plan, Contributions by Plan Participants	655
Level 1 - average daily turnover threshold	3,462
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	655
Pension and Other Postretirement Benefit Contributions	$ 5,205	$ 3,738	$ 1,775
Managed by Norwegian life insurance companies
Number of pension benefit plans	5
Number of employees covered	714
Managed by international life insurance companies
Number of pension benefit plans	3
Number of employees covered	44